Total
BNY Mellon Sustainable U.S. Equity Fund, Inc.
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or shares of other funds in the BNY Mellon Family of Funds that are subject to a sales charge. More information about sales charges, including these and other discounts and waivers, is available from your financial professional and in the Shareholder Guide section beginning on page 12 of the prospectus, in the Appendix on page A-1 of the prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - BNY Mellon Sustainable U.S. Equity Fund, Inc.	Class A		Class C	Class I	Class Y	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - BNY Mellon Sustainable U.S. Equity Fund, Inc.		Class A	Class C	Class I	Class Y	Class Z
Management fees		0.60%	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) fees		none	0.75%	none	none	none
Shareholder services fees		0.25%	0.25%	none	none	0.05%
Miscellaneous other expenses		0.14%	0.23%	0.12%	0.14%	0.11%
Total other expenses		0.39%	0.48%	0.12%	0.14%	0.16%
Total annual fund operating expenses		0.99%	1.83%	0.72%	0.74%	0.76%
Fee waiver and/or expense reimbursement	[1]	(0.04%)	(0.13%)	(0.02%)	(0.04%)	(0.01%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.95%	1.70%	0.70%	0.70%	0.75%
[1]	The fund's investment adviser, BNY Mellon Investment Adviser, Inc., has contractually agreed, until September 30, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund's classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 0.70%. On or after September 30, 2022, BNY Mellon Investment Adviser, Inc. may terminate this expense limitation agreement at any time.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation agreement by BNY Mellon Investment Adviser, Inc. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - BNY Mellon Sustainable U.S. Equity Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	666	868	1,087	1,715
Class C	273	563	978	2,137
Class I	72	228	399	893
Class Y	72	233	408	915
Class Z	77	242	421	941

Expense Example No Redemption - BNY Mellon Sustainable U.S. Equity Fund, Inc. - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	666	868	1,087	1,715
Class C	173	563	978	2,137
Class I	72	228	399	893
Class Y	72	233	408	915
Class Z	77	242	421	941

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 30.42% of the average value of its portfolio.

Principal Investment Strategy

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. companies that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable environmental, social and governance (ESG) issues. The fund's sub-adviser, Newton Investment Management Limited (Newton), an affiliate of BNY Mellon Investment Adviser, Inc. (BNYM Investment Adviser), considers a company to be engaged in "sustainable business practices" if the company engages in such practices in an economic sense (i.e., the company's strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to ESG matters (e.g., the company's environmental footprint, labor standards, board structure, etc.). The fund also may invest in companies where Newton believes it can promote sustainable business practices through ongoing company engagement and active proxy voting, such as by encouraging the company's management to improve the company's environmental footprint or voting the shares it holds of a company to improve the company's governance structure.

The fund invests principally in common stocks. The fund may invest in the stocks of companies with any market capitalization, but focuses on companies with market capitalizations of $5 billion or more at the time of purchase. The fund may invest up to 20% of its net assets in the stocks of foreign companies, including up to 10% of its net assets in the securities of issuers in emerging market countries, that demonstrate attractive investment attributes and sustainable business practices and have no material unresolvable ESG issues.

Newton seeks attractively-priced companies (determined using both quantitative and qualitative fundamental analysis) with good products, strong management and strategic direction that have adopted, or are making progress towards, a sustainable business approach. These are companies that Newton believes should benefit from favorable long-term trends. Newton uses an investment process that combines investment themes with fundamental research and analysis to select stocks for the fund's portfolio.

Investment Themes. Part of Newton's investment philosophy is the belief that no company, market or economy can be considered in isolation; each must be understood within a broader context. Therefore, Newton's global industry analysts and responsible investment team consider the context provided by a series of macroeconomic investment themes, which are designed to define the broader social, financial and political environment as a framework for understanding events, trends and competitive pressures worldwide.

Fundamental Research and Analysis. Newton conducts fundamental research, using quantitative and qualitative approaches to analyze the competitive position and valuation of potential investments, systematically integrating the consideration of ESG issues associated with companies whose stocks the fund purchases, through its proprietary ESG quality review process, which is designed to ensure that Newton appropriately accounts for any material environmental, social or governance issues of the company in determining the potential investment's attractiveness. Where Newton assigns an ESG quality review rating to a company, it is based on an assessment of one or more of the following: material environmental issues, material social issues, and/or corporate governance structures and processes.

Ongoing ESG Monitoring and Engagement. In addition to investing in companies that Newton believes are "sustainable" after applying, where appropriate and as applicable, the fundamental analysis and ESG quality review rating, the fund may invest in companies where Newton believes it can promote sustainable business practices through ongoing company engagement and active proxy voting consistent with Newton's investment and engagement priorities. Newton may also monitor certain companies in whose securities the fund has invested for emerging environmental, social or governance controversies and issues and may update a company's ESG quality review rating on the basis of such monitoring. This integrated investment process is intended to ensure that ESG issues are taken into account where appropriate and as applicable, and that the fund invests in companies with attractive fundamental investment attributes that adopt, or are making progress towards, sustainable business practices. The fund will not invest in companies that Newton deems to have material environmental, social or governance issues (which could involve a company's environmental footprint, labor standards or board structure) that Newton believes are unresolvable (i.e., that cannot be corrected through ongoing company engagement and active proxy voting).

Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

● Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

● Investment approach risk. The fund's incorporation of ESG considerations into its investment approach may cause it to make different investments than mutual funds that invest in equity securities of U.S. companies that do not integrate consideration of environmental, social or governance issues when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. The incorporation of ESG considerations may affect the fund's exposure to certain sectors and/or types of investments, and may adversely impact the fund's performance depending on whether such sectors or investments are in or out of favor in the market.

● Large-cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

● Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

● Market risk. The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

● Management risk. The investment process used by the fund's portfolio managers could fail to achieve the fund's investment goal and cause your fund investment to lose value.

Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class Z shares from year to year. Sales charges, if any, are not reflected in the bar chart, and, if those charges were included, returns would have been less than those shown. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.im.bnymellon.com.

The fund changed its investment objective and strategy on May 1, 2017. Prior to May 1, 2017, the fund's investment objective was to provide capital growth, with current income as a secondary goal. To pursue these goals, until May 1, 2017, the fund, under normal circumstances, invested in the common stocks of companies that, in the opinion of the fund's management, met traditional investment standards and conducted their business in a manner that contributed to the enhancement of the quality of life in America. To determine whether a company contributed to the enhancement of the quality of life in America, the fund considered the company's record in the areas of (1) protection and improvement of the environment and the proper use of natural resources, (2) occupational health and safety, (3) consumer protection and product purity, and (4) equal employment opportunity. In addition, prior to May 1, 2017, investment decisions for the fund were made by another affiliate of BNYM Investment Adviser, who managed the fund as employees of BNYM Investment Adviser.

Year-by-Year Total Returns as of 12/31 each year (%) Class Z

Best Quarter Q2, 2020: 21.88% Worst Quarter Q1, 2020: -16.14% The year-to-date total return of the fund's Class Z shares as of June 30, 2021 was 12.74%.
Average Annual Total Returns (as of 12/31/20)

After-tax performance is shown only for Class Z shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

For the fund's Class Y shares, periods prior to the inception date reflect the performance of the fund's Class Z shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Average Annual Returns - BNY Mellon Sustainable U.S. Equity Fund, Inc.	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class Z	24.22%	15.06%	12.79%
Class A	16.91%	13.50%	11.88%
Class C	22.13%	14.01%	11.71%
Class I	24.22%	15.16%	12.89%
Class Y	24.25%	15.15%	12.82%	Sep. 30, 2016
After Taxes on Distributions | Class Z	23.30%	12.89%	10.92%
After Taxes on Distributions and Sale of Fund Shares | Class Z	14.97%	11.41%	10.01%
S&P 500® Index reflects no deductions for fees, expenses or taxes	18.40%	15.21%	13.87%